Income Taxes (Effective and Statutory Rate Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Non-cash capital contribution			$ 40.0
Statutory Federal tax rate	21.00%	21.00%	21.00%
State taxes, net of Federal tax benefit	(13.10%)	1.40%	0.10%
Depreciation of flow-through differences	(23.60%)	(0.10%)	(0.10%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Percent	94.80%	(28.20%)	(4.60%)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	4.10%	(0.30%)	(0.30%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	0.00%	0.00%	15.50%
Effective Income Tax Rate Reconciliation, Permanent Difference, Percent	0.00%	0.00%	0.10%
Other, net	1.20%	(0.10%)	(1.20%)
Effective tax rate	84.40%	(6.30%)	30.50%